Stockholders' Equity and Common Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2019
Federal Home Loan Banks [Abstract]
Schedule of Redeemable Convertible Preferred Stock Outstanding

Redeemable convertible preferred stock outstanding as of December 31, 2017 and December 31, 2018 consisted of the following:

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands)
Series A	10,394	10,394	$10,316	$10,650
Series B	8,935	8,935	19,946	20,000
Series C	14,857	14,857	49,384	49,500
Series D	11,774	11,774	52,371	52,500

Total redeemable convertible preferred stock	45,960	45,960	$132,017	$132,650

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands)
Series A	10,394	10,394	$10,382	$10,650
Series B	8,935	8,935	19,957	20,000
Series C	14,857	14,857	49,407	49,500
Series D	11,774	11,774	52,397	52,500
Series E	12,655	12,655	104,786	105,000

Total redeemable convertible preferred stock	58,615	58,615	$236,929	$237,650

Schedule of Shares of Common Stock Reserved for Future Issuance

We reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	45,960	58,615	—
Outstanding warrants to purchase common stock	785	785	695
Outstanding options to purchase common stock	15,628	17,571	15,003
Outstanding restricted stock units	—	1,827	5,147
Restricted stock awards subject to repurchase	1,127	—	736
Estimated shares for future ESPP purchases	—	—	890
Available for future issuance	3,014	1,741	8,007

Total	66,514	80,539	30,478

Schedule of Warrants Outstanding

Common stock warrants outstanding as of December 31, 2017 and December 31, 2018 are as follows:

Holder	Issue Date	Outstanding Shares	Exercise Price	Exercisable Shares	Expiration Date
	(in thousands, except per share data)
Bank	4/16/2015	28	$0.36	28	9/5/2024	*
Bank	4/16/2015	63	0.80	63	4/16/2025	*
Partner	3/1/2015	694	2.28	694	2/28/2025

		785		785

*

The expiration date is subject to automatic extension to the third anniversary of the effective date of the initial public offering in the event an initial public offering is completed within the three-year period immediately prior to the expiration date of this warrant.

Common stock warrants outstanding as of September 30, 2019 are as follows:

Holder	Issue Date	Outstanding Shares	Exercise Price	Exercisable Shares	Expiration Date
	(in thousands, except per share data)
Partner	3/1/2015	695	$2.28	695	2/28/2025

		695		695

Common stock warrant activity during the years ended December 31, 2017, December 31, 2018, and the nine months ended September 30, 2019 (unaudited) is as follows:

	Year Ended December 31,		Nine Months Ended September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Outstanding, beginning of period	2,188	785	785
Exercised	(361)	—	(90)
Forfeited or expired	(1,042)	—	—

Outstanding, end of period	785	785	695